Vista Outdoor Inc. - 10-K Receivables (Components of Receivables) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 360,625	$ 357,672	$ 349,424
Other receivables	14,846	17,585	8,899
Less: allowance for estimated credit losses and discounts	(19,503)	(19,354)	(18,950)	$ (14,510)
Net receivables	$ 355,968	$ 355,903	$ 339,373